INCOME TAXES (Details Textual)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Percent	21.00%	30.00%
Secretariat of the Federal Revenue Bureau of Brazil [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	0.00%